Basis of Presentation	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
Note 2. Basis of Presentation
The accompanying Consolidated Financial Statements have been prepared in accordance with generally accepted accounting principles in the United States (GAAP). In the opinion of management, all adjustments considered necessary for a fair statement of the results have been included. Certain reclassifications of prior year’s data have been made to conform to the current presentation, primarily relating to the adoption of Accounting Standards Update (ASU) No. 2015-17, “Income Taxes (Topic 740) —Balance Sheet Classification of Deferred Taxes” (see recent accounting pronouncements in Note 3 for further information). Unless otherwise stated, references to years relate to Chemours’ fiscal years. The notes that follow are an integral part of the Consolidated Financial Statements.
Chemours did not operate as a separate, stand-alone entity for the full period covered by Consolidated Financial Statements. Prior to our spin-off on July 1, 2015, Chemours operations were included in DuPont’s financial results in different legal forms, including but not limited to wholly-owned subsidiaries for which Chemours was the sole business, components of legal entities in which Chemours operated in conjunction with other DuPont businesses and a majority owned joint venture. For periods prior to July 1, 2015, the accompanying Consolidated Financial Statements have been prepared from DuPont’s historical accounting records and are presented on a stand-alone basis as if the business operations had been conducted independently from DuPont. Prior to January 1, 2015, aside from a Japanese entity that is a dual-resident for U.S. federal income tax purposes, there was no direct ownership relationship among all the other various legal entities comprising Chemours. Prior to July 1, 2015, DuPont and its subsidiaries’ net investments in these operations are shown in lieu of Stockholder’s Equity in the Consolidated Financial Statements. The Consolidated Financial Statements include the historical operations, assets and liabilities of the legal entities that are considered to comprise the Chemours business, including certain environmental remediation and litigation obligations of DuPont and its subsidiaries that Chemours may be required to indemnify pursuant to the separation-related agreements executed prior to the spin-off.
All of the allocations and estimates in the Consolidated Financial Statements prior to July 1, 2015 are based on assumptions that management believes are reasonable. However, the Consolidated Financial Statements included herein may not be indicative of the financial position, results of operations and cash flows of Chemours in the future or if Chemours had been a separate, stand-alone entity during the periods presented.
The net transfers from DuPont on the Consolidated Statements of Stockholder’s Equity include a non-cash contribution from DuPont of  $109 for the year ended December 31, 2015. This non-cash contribution occurred during physical separation activities at shared production facilities in the United States prior to the spin-off and certain assets identified at separation. It was determined that assets previously managed by other DuPont businesses would be transferred to and managed by Chemours.